Securities and Exchange Commission
Washington, DC 20549
Rule 23c-2 Notice of Intention to
Redeem Securities

of

Invesco Senior Income Trust
1331 Spring Street, NW, Suite 2500
Atlanta, Georgia 30309

under the

Investment Company Act of 1940

Investment Company Act File No. 811-08743

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it may redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”).

(1)	Title of the class of securities of Invesco Senior Income Trust (the “Fund”) to be redeemed:

Variable Rate Demand Preferred Shares (“VRDP Shares”), Series W-7, Liquidation Preference $100,000 per share (CUSIP #46131H 842);

(2)	Date on which the securities are expected to be called or redeemed:

VRDP Shares
Series	Date
Series W-7	On or about October 25, 2024

This redemption may be effected on a subsequent date, due to market conditions or otherwise as determined by the Fund.

The Fund reserves the right to postpone or cancel the redemption in its sole discretion.

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The VRDP Shares are to be redeemed pursuant to Section 10(a) of the Statement of Preferences of Variable Rate Demand Preferred Shares.

(4)	The number of shares to be redeemed and the basis upon which the shares to be redeemed are to be selected:

The Fund intends to redeem all of its currently outstanding VRDP Shares, as set forth below:

VRDP Shares

Series	Number of Shares
Series W-7	1,000

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SIGNATURE

Pursuant to the requirement of Rule 23c-2 under the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 21st day of October, 2024.

INVESCO SENIOR INCOME TRUST

By:	/s/ Sean Ryan
Name:	Sean Ryan
Title:	Assistant Secretary